Capital and Reserves (Details) - Schedule of Common Share - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Common Share [Line Items]
Beginning balance	1,477,785	59,003
2022 Commitment Purchase Agreement	555,279	17,500
HCW Sales Agreement	637,460	104,147
Conversion convertible loan		217,050
Beginning balance	2,670,524	397,700